Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Business Segment and Geographic Information [Abstract]
Business Segment and Geographic Information
22. Business Segment and Geographic Information
Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment 2) Industrial Machinery and Others.
Segment profit is determined by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.
The following tables present certain information regarding Komatsu’s operating segments and geographic information at March 31, 2011, 2010 and 2009, and for the years then ended:

				Thousands of
	Millions of yen			U.S. dollars
Operating segments:	2011	2010	2009	2011
Net sales:
Construction, Mining and Utility Equipment—
External customers	¥1,615,689	¥1,268,575	¥1,744,733	$19,466,132
Intersegment	2,392	2,690	4,653	28,819

Total	1,618,081	1,271,265	1,749,386	19,494,951
Industrial Machinery and Others—
External customers	227,438	162,989	277,010	2,740,217
Intersegment	10,916	15,619	26,389	131,518

Total	238,354	178,608	303,399	2,871,735
Elimination	(13,308)	(18,309)	(31,042)	(160,337)

Consolidated	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Segment profit:
Construction, Mining and Utility Equipment	¥220,830	¥83,061	¥180,455	$2,660,603
Industrial Machinery and Others	20,965	2,998	12,891	252,590

Total segment profit	241,795	86,059	193,346	2,913,193
Corporate expenses and elimination	(6,823)	(5,340)	(4,688)	(82,205)

Total	234,972	80,719	188,658	2,830,988
Impairment loss on long-lived assets	5,142	3,332	16,414	61,952
Impairment loss on goodwill	—	—	2,003	—
Other operating income (expenses)	(6,901)	(10,352)	(18,293)	(83,145)
Operating income	222,929	67,035	151,948	2,685,891
Interest and dividend income	4,493	6,158	8,621	54,133
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Other-net	(1,138)	288	(17,211)	(13,711)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥219,809	¥64,979	¥128,782	$2,648,301

Segment assets:
Construction, Mining and Utility Equipment	¥1,859,004	¥1,682,542	¥1,639,720	$22,397,638
Industrial Machinery and Others	270,736	207,551	254,200	3,261,880
Corporate assets and elimination	19,397	68,962	75,139	233,699

Consolidated	¥2,149,137	¥1,959,055	¥1,969,059	$25,893,217

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,780	¥82,508	¥87,260	$973,253
Industrial Machinery and Others	7,662	7,707	9,981	92,313

Consolidated	¥88,442	¥90,215	¥97,241	$1,065,566

Capital investment:
Construction, Mining and Utility Equipment	¥92,049	¥92,979	¥152,803	$1,109,024
Industrial Machinery and Others	5,689	3,212	9,709	68,542

Consolidated	¥97,738	¥96,191	¥162,512	$1,177,566

Business categories and principal products and services included in each operating segment are as follows:
a)
Construction, Mining and Utility Equipment Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b)	Industrial Machinery and Others Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others
Transfers between segments are made at estimated arm’s length prices.
Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.
Amortization for the years ended March 31, 2011, 2010 and 2009 does not include amortization of long-term prepaid expenses of ¥1,025 million ($12,349 thousand), ¥1,104 million and ¥1,113 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.
Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2011, 2010 and 2009 are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥4,969	¥3,063	¥13,998	$59,868
Industrial Machinery and Others	173	269	2,416	2,084

Total	¥5,142	¥3,332	¥16,414	$61,952

Impairment loss on goodwill
Construction, Mining and Utility Equipment	¥—	¥—	¥2,003	$—
Industrial Machinery and Others	—	—	—	—

Total	¥—	¥—	¥2,003	$—

Geographic information:
Net sales to external customers recognized by sales destination for the years ended March 31, 2011, 2010 and 2009 are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥349,184	¥323,813	¥452,172	$4,207,036
The Americas	397,427	323,984	503,450	4,788,277
Europe and CIS	165,418	127,377	284,029	1,992,988
China	428,208	270,870	236,226	5,159,133
Asia (excluding Japan, China) and Oceania	398,366	299,864	335,574	4,799,590
Middle East and Africa	104,524	85,656	210,292	1,259,325

Consolidated net sales	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Net sales recognized by geographic origin and property, plant and equipment at March 31, 2011, 2010 and 2009, and for the years then ended are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥641,502	¥498,568	¥831,569	$7,728,939
U.S.A.	391,380	311,170	469,047	4,715,422
Europe and CIS	175,217	141,510	269,139	2,111,048
China	332,581	238,102	174,466	4,007,000
Others	302,447	242,214	277,522	3,643,940

Total	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Property, plant and equipment:
Japan	¥354,797	¥380,592	¥400,554	$4,274,663
U.S.A.	63,972	62,637	68,170	770,747
Europe and CIS	29,868	35,811	28,207	359,855
Others	59,750	46,060	28,531	719,879

Total	¥508,387	¥525,100	¥525,462	$6,125,144

No individual country within Europe and CIS or Others had a material impact on net sales.
There were no sales to a single major external customer for the years ended March 31, 2011, 2010 and 2009.